Summary of Significant Accounting Policies (Details) - Schedule of revenue recorded on a gross vs net basis - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Revenue Recorded On A Gross Vs Net Basis [Abstract]
Revenue recorded on a gross basis	$ 699,257	$ 1,554,834	$ 2,479,181	$ 4,362,581	$ 5,413,776	$ 8,984,967
Revenue recorded on a net basis	102,527	67,637	372,475	116,834	$ 223,620	$ 202,056
Total revenue	$ 801,784	$ 1,622,471	$ 2,851,656	$ 4,479,415